Note 3 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2017	Jul. 07, 2016	Sep. 21, 2017	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Cash, Uninsured Amount				$ 8,000,000	$ 8,000,000	$ 12,000,000
Goodwill, Impairment Loss				$ 0	$ 0
Minimum [Member]
Contractual Agreements, Term					1 year	1 year
Maximum [Member]
Contractual Agreements, Term					3 years	3 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	75	20	75